Financial Instruments - Summary of Financial Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	$ 16,492,683	$ 25,750,301
Cash And Banks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	330,732	402,449
Investment [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	3,725,272	2,629,747
Financial assets at fair value through profit or loss	1,215,045	3,572,328
Accounts receivable and other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	$ 4,786,822	$ 5,939,907